Voya Solution 2035 Portfolio Expense Example - Voya Solution 2035 Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 126
Expense Example, with Redemption, 3 Years	404
Expense Example, with Redemption, 5 Years	703
Expense Example, with Redemption, 10 Years	1,552
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	247
Expense Example, with Redemption, 5 Years	434
Expense Example, with Redemption, 10 Years	973
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	326
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,266
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	373
Expense Example, with Redemption, 5 Years	650
Expense Example, with Redemption, 10 Years	$ 1,439